Annual Total Returns[BarChart] - Large Capital Growth Fund - None	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(6.12%)	12.43%	31.56%	11.45%	(0.01%)	6.15%	28.55%	0.71%	39.96%	22.44%